Short-term loans (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of short-term loans [line items]
Short-term loans	¥ 80,251,348	¥ 57,668,874
Secured [member] | RMB [member] | Fixed rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 24,000	¥ 13,500
Annual interest rate	4.71%-5.50%	3.00%
Secured [member] | RMB [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 0	¥ 112,034
Annual interest rate		2.77%-3.80%
Unsecured [member] | RMB [member] | Fixed rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 10,450,248	¥ 3,319,947
Annual interest rate	3.92%-4.35%	3.70%-4.35%
Unsecured [member] | RMB [member] | Variable rate [member]
Disclosure of short-term loans [line items]
Short-term loans	¥ 69,777,100	¥ 54,223,393
Annual interest rate	3.74%-4.35%	3.57%-4.35%